Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Disclosure of detailed information about other assets [Table Text Block]
	December 31,	December 31,
	2023	2022
	$	$
Current

Stream ounces inventory	13	13
Prepaid expenses and deposits	1,829	2,533
	1,842	2,546
Non-current

Deferred financing fees	1,835	1,836
Property and equipment (i)	7,116	6,947
	8,951	8,783

(i) Property and equipment includes right-of-use assets of $6.8 million as at December 31, 2023 ($6.6 million as at December 31, 2022).